Fees And Commissions Income (Tables)	12 Months Ended
Mar. 31, 2012
Fees And Commissions Income [Abstract]
Schedule Of Fees And Commissions Income

	2010	2011	2012
	(in millions)
Trust fees	¥107,175	¥100,519	¥95,037
Fees on funds transfer and service charges for collections	145,865	142,459	139,840
Fees and commissions on international business	61,201	58,462	57,688
Fees and commissions on credit card business	137,394	146,570	149,946
Service charges on deposits	27,420	22,169	18,216
Fees and commissions on securities business	129,730	138,868	128,436
Fees on real estate business	19,876	22,593	23,610
Insurance commissions	22,869	27,466	33,686
Fees and commissions on stock transfer agency services	53,040	51,926	49,283
Guarantee fees	70,489	64,347	58,393
Fees on investment funds business	127,329	130,402	126,601
Other fees and commissions	237,155	222,577	219,227

Total	¥1,139,543	¥1,128,358	¥1,099,963